Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
10.	Long-term debt

	December 31, 2018	December 31, 2017

Revolving Credit Facility	$430,167	$246,411
Senior Notes	239,577	-
Capital leases maturing at various dates through 2021	1,470	1,991
Other long-term debt maturing at various dates up to 2021	910	1,491
	672,123	249,893
Less: current portion	1,834	2,426

Long-term debt - non-current	$670,289	$247,467

On
April 19, 2018,
the Company entered into an amended and restated credit agreement with a syndicate of banks to provide a multi-currency senior unsecured revolving credit facility (the “Revolving Credit Facility”) of
$1,000,000.
The Revolving Credit Facility has a
5
-year term ending
April 30, 2023
and bears interest at an applicable margin of
1.25%
to
2.50%
over floating reference rates, depending on financial leverage ratios. The weighted average interest rate for
2018
was
3.0%
(
2017
–
2.9%
). The Revolving Credit Facility had
$562,386
of available un-drawn credit as at
December 31, 2018.
As of
December 31, 2018,
letters of credit in the amount of
$7,624
were outstanding (
$10,307
as at
December 31, 2017).
The Revolving Credit Facility requires a commitment fee of
0.25%
to
0.5%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Revolving Credit Facility by up to
$250,000
on the same terms and conditions.

On
May 17, 2018,
the Company entered into a note purchase agreement with a group of institutional investors to issue
€210,000
of senior unsecured notes with a fixed interest rate of
2.23%
(the “Senior Notes”). The proceeds from the Senior Notes were received on
May 30, 2018
and were used to repay indebtedness under the Facility. The Senior Notes have a
10
-year term ending
May 30, 2028.

The Revolving Credit Facility and the Senior Notes rank equally in terms of seniority and have similar financial covenants. The Company is required to maintain financial covenants including leverage and interest coverage. The Company was in compliance with these covenants as of
December 31, 2018.
The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended
December 31, 2018
was
3.3%
(
2017
–
3.1%
). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows
:

2019	$1,834
2020	348
2021	198
2022	-
2023 and thereafter	669,743